BLACK DIAMOND FUNDS
                   BLACK DIAMOND 500 PROTECTED GROWTH FUND II
                   BLACK DIAMOND 100 PROTECTED GROWTH FUND II
                   BLACK DIAMOND 400 PROTECTED GROWTH FUND II
                   BLACK DIAMOND 2000 PROTECTED GROWTH FUND II
               BLACK DIAMOND TOTAL INDEX PROTECTED GROWTH FUND II
                    BLACK DIAMOND LS PROTECTED GROWTH FUND II

                        SUPPLEMENT DATED OCTOBER 30, 2003
                    TO THE PROSPECTUS DATED SEPTEMBER 2, 2003

     The Offering Period for the funds referenced above ("Funds"), each of which is a series of the Black Diamond Funds ("Trust"), has been extended and the Investment Date and the Principal Protection Maturity Date have been changed. In addition, Black Diamond Asset Management, LLC ("Adviser"), the investment adviser for the Funds, and Broadmark Asset Management, LLC ("Subadviser"), the investment subadviser for the Funds, have contractually agreed with the Trust to limit their management fees with respect to all of the Funds except the LS Fund (the "Index Funds") so that the aggregate annual management fee paid by each Index Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of each Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by an Index Fund exceed 1% of its average daily net assets.

     The Prospectus is revised as follows:

o    On page 2, under "Important Dates," replace the section with the following:

         INVESTMENT DATE: January 5, 2004

         OFFERING PERIOD: September 2, 2003 to December 29, 2003

         PRINCIPAL PROTECTION MATURITY DATE: January 5, 2011

o On page 5, under "Profit Protection Feature," replace the first clause of the first sentence of the first paragraph with the following:

         "Starting January 5, 2005 and then periodically thereafter (the "Rollover Date"),..."

o On page 6, under "Offering Period and Investment Date," replace the first sentence of the paragraph with the following:

         "Each Fund has an Offering Period that begins on September 2, 2003 and ends on December 29, 2003."

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o    On page 6, replace the "Annual Index Funds Operating Expenses" table and footnotes (1)-(4) below the table with the following:

ANNUAL INDEX FUNDS OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees(2)                                        1.00%

Rule 12b-1 Fees(3)                                        0.75%

Other Expenses(4)                                         0.65%
                                                          -----
Total Annual Fund Operating Expenses                      2.40%
                                                          =====

Less Waivers/Reimbursements(5)                           (0.19)%

Net Total Annual Fund Operating Expenses                  2.21%
                                                          =====
(1)   The term "Index Funds" collectively refers to all Funds, except the LS
      Fund.
(2) For additional information on the Management Fees, please refer to "The Adviser and Subadviser" sub-section of the "Management" section of the Prospectus.
(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related, marketing and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.
(4) Based on estimated amounts for the Index Funds' fiscal years ending December 31, 2003. The actual expense ratio of a Fund could be materially different from that shown in the table above if the Fund's net assets or other results of operations at the end of the first fiscal year are different than the assumptions used to derive these estimates.
(5) The Adviser and Subadviser have contractually agreed with the Trust to limit the management fees they charge to each Index Fund so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each Index Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of each Index Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by an Index Fund exceed 1% of its average daily net assets (or such other maximum aggregate management fee permitted under the Advisory Agreement with the Adviser and Subadvisory Agreement with the Subadviser). Under this arrangement, it is currently estimated that the Management Fee and the Net Total Annual Fund Operating Expenses for each Index Fund during the first fiscal year following the Investment Date would be 0.81% and 2.21%, respectively. This estimate is based on assumptions regarding the amount of each Index Fund's assets that will be invested in Designated Treasury Securities (based on prices for such securities as of the date of this supplement) and other assets. The actual Management Fee and the Net Total Annual Fund Operating Expenses paid by each Index Fund will vary and may be higher than the estimate. This arrangement will be in effect until the first anniversary of the Investment Date.

o On page 8, replace the third sentence in the first paragraph under the heading "Example" with the following:

         "The example also assumes that your investment has a 5% annual return, the Fund's expenses are equal to the `Total Annual Operating Expenses' as stated in the tables above and remain the same throughout each period, and distributions are reinvested."

o On page 8, under "Offering Period and Investment Date," replace the second and third sentence of the first paragraph with the following:

         "Each Funds' Offering Period begins on September 2, 2003 and ends on December 29, 2003. January 5, 2004 represents each Fund's Investment Date."

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o    On page 10, replace the first clause of the first sentence of the first paragraph under "Profit Protection Feature" with the following:

         "Starting January 5, 2005 and then periodically thereafter,..."

o On page 10, under "Example", change the first date reference in the last sentence of the second paragraph to January 5, 2011 and the second such reference to January 5, 2012.

o On page 12, add the following paragraph immediately before the heading "Management of the Funds":

         "The Adviser and Subadviser have contractually agreed with the Trust to limit the management fees they charge to each Index Fund so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each Index Fund invested in Designated Treasury Securities, plus (2) 2.00% of the average daily net assets of each Index Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by an Index Fund exceed 1% of its average daily net assets (or such other maximum aggregate management fee permitted under the Advisory Agreement with the Adviser and Subadvisory Agreement with the Subadviser). This arrangement will be in effect until the first anniversary of the Investment Date."

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